Related Party Transactions (Details Narrative) - USD ($)	Sep. 12, 2024	Sep. 05, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 23, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 14, 2023	Oct. 03, 2023	Dec. 21, 2022
Related Party Transaction [Line Items]
Other current liabilities			$ 216,569	$ 173,163
Issuance date		Sep. 23, 2024
Reduction of debt					$ 2,000,000
Common stock par value			$ 0.0001	$ 0.0001			$ 0.0001
Debt instrument, face amount								$ 3,500,000
Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Reduction of debt					$ 2,000,000
Seven Gc Co Holdings Inc [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share										$ 5,000.00
Convertible notes						$ 2,540,092
Seven Gc Co Holdings Inc [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price per share									$ 5,000.00
Debt instrument, face amount									$ 500,000
Sponsor [Member] | Seven Gc Co Holdings Inc [Member]
Related Party Transaction [Line Items]
Other current liabilities							$ 67,118
Sponsor [Member] | Seven Gc Co Holdings Inc [Member] | Working Capital Drawdowns And Extension Drawdowns [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity										$ 2,300,000
Common stock par value										$ 0.0001
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party advance	$ 100,000
Seven Gc Co Holdings Inc [Member]
Related Party Transaction [Line Items]
Other current liabilities							$ 67,118